INTANGIBLES - Change in the Carrying Amount of Goodwill by Segment (FY) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Balance beginning of period	$ 2,460,103	$ 2,078,765
Additions		186,487
Foreign currency impact	(66,508)	194,851
Balance end of period	2,412,554	2,460,103
Freight Segment
Goodwill [Roll Forward]
Balance beginning of period	718,958	550,902
Additions		152,096
Foreign currency impact	(7,710)	15,960
Balance end of period	716,500	718,958
Transit Segment
Goodwill [Roll Forward]
Balance beginning of period	1,741,145	1,527,863
Additions		34,391
Foreign currency impact	(58,798)	178,891
Balance end of period	$ 1,696,054	$ 1,741,145